(American Beacon AHL Managed Futures Strategy Fund℠)
 Investment Objective
The Fund's investment objective is capital growth.
 Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 30 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 39 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers". Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

 Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (American Beacon AHL Managed Futures Strategy Fund℠)	Class A		Class C	Class Y	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (American Beacon AHL Managed Futures Strategy Fund℠)		Class A	Class C	Class Y	Institutional Class	Investor Class
Management Fees		1.35%	1.35%	1.35%	1.35%	1.35%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		0.45%	0.43%	0.37%	0.36%	0.62%
Total Annual Fund Operating Expenses		2.05%	2.78%	1.72%	1.71%	1.97%
Fee Waiver and/or expense reimbursement	[1]	(0.11%)	(0.09%)	(0.08%)	(0.17%)	(0.05%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement		1.94%	2.69%	1.64%	1.54%	1.92%
[1]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through April 30, 2020 to the extent that Total Annual Fund Operating Expenses exceed 1.94% for the A Class, 2.69% for the C Class, 1.64% for the Y Class, 1.54% for the Institutional Class and 1.92% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (American Beacon AHL Managed Futures Strategy Fund℠) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	761	1,171	1,605	2,809
Class C	372	854	1,461	3,102
Class Y	167	534	926	2,024
Institutional Class	157	522	912	2,005
Investor Class	195	613	1,058	2,292

Assuming no redemption of shares:
Expense Example, No Redemption - (American Beacon AHL Managed Futures Strategy Fund℠)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	272	854	1,461	3,102

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the Fund's most recent fiscal year is not provided because the Fund did not invest in any long-term securities during the reporting period.

 Principal Investment Strategies
The Fund seeks to achieve its investment objective by implementing a quantitative trading strategy and systematic investment process designed to capitalize on price trends (up and/or down) in a broad range of global markets including stock indices, bonds and bond futures, currency and currency futures, and interest rates by utilizing derivative instruments. As the owner of a "long" position in a derivative instrument, the Fund may benefit from an increase in the price of the underlying investment and, as the owner of a "short" position, the Fund may benefit from a decrease in the price of the underlying investment.
The Fund invests primarily in futures, bonds, currency, options and forward contracts. The Fund also may invest in warrants, swaps and other types of derivative instruments linked to stock indices, currencies, bonds, interest rates and commodity instruments. In connection with the Fund's use of derivatives, the Fund also holds significant amounts of U.S. Treasury securities and other foreign developed market sovereign short-term bonds issued by countries such as France, Germany, Japan and other developed countries, or short-term investments, including money market funds, cash and time deposits in order to meet applicable asset coverage requirements under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's investments are generally made without restriction as to issuer market capitalization, country, currency, maturity or credit rating. The Fund may invest in below investment grade securities, which are commonly referred to as "junk bonds" and in issuers in the U.S. and foreign developed and emerging markets.
The Fund seeks to gain exposure to the commodity futures markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the "Subsidiary"). Generally, the Subsidiary invests primarily in commodity futures, but it may also invest in financial futures and forwards, options and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies and exchange-traded funds ("ETFs"), and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to "regulated investment companies." Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary and the Fund, in the aggregate, comply with applicable Investment Company Act asset coverage requirements with respect to their total investments in commodity-linked derivatives. In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a "regulated investment company" under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended ("Subchapter M"). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The sub-advisor employs computerized processes to identify investment opportunities across a wide range of markets around the world. Investment decisions are executed via the sub-advisor's proprietary execution strategy. The investment decision process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. It is underpinned by risk control, ongoing research, diversification and the quest for efficiency. The Fund's holdings may be frequently adjusted to reflect the sub-advisor's assessment of changing risks, which could result in high portfolio turnover.
The cornerstone of the sub-advisor's investment philosophy is that the financial markets exhibit trends and other inefficiencies. Trends are a manifestation of serial correlation in financial markets — the phenomenon whereby past price movements influence price behavior. Although price trends vary in their intensity, duration and frequency they typically recur across sectors and markets. Trends are an attractive focus for active trading styles applied across a range of global markets. In implementing its investment program, the Fund may hold significant cash positions from time to time. Accordingly, the sub-advisor will make investment decisions for cash management purposes. Such arrangements may include entering into repurchase agreements or investing in cash equivalents.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

 Principal Risks
There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund, which are described in alphabetical order and not in order of importance or potential exposure, are:
Allocation Risk
The Manager's and the sub-advisor's judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund's performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.
Asset Selection Risk
Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor's investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
Commodities Risk
The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund and the Subsidiary each may invest significantly in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. The Fund's investments in commodity-related instruments may lead to losses in excess of the Fund's investment in such products. Such losses can significantly and adversely affect the NAV per share of the Fund and, consequently, a shareholder's interest in the Fund.
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.
Credit Risk
The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as "junk bonds."). Since the Fund can invest significantly in high yield investments considered speculative in nature, this risk may be substantial.
Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers and the ability of the sub-advisor to deliver returns that have a low correlation with global aggregate equity markets and other funds is dependent on their ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models, the Fund's investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.
Currency Risk
The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies or by purchasing or selling forward currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards ("NDFs") and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options NDOs on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency transactions. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Ongoing changes to regulation of the derivatives market and potential changes in the regulation of funds using derivative instruments could limit the Fund's ability to pursue its investment strategies. In addition, the Fund's investments in derivatives are subject to the following risks:
  Futures and Forward Contracts. Futures and forward contracts, including NDFs, are derivative instruments pursuant to a contract where the parties agree to fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may be an imperfect correlation between the movement in the prices of futures contracts and the value of the underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Forward currency transactions, including NDFs, and forward currency contracts include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates. The Fund could suffer a loss if interest rates rise after the Fund has purchased an interest rate futures contract or fall after the Fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose the Fund to potential losses if interest rates do not move as expected.
  Options. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had the Fund bought the underlying security instead of the call option. For a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option's exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from having shorted the declining underlying security by the premium paid for the put option and by transaction costs. If an option that the Fund has purchased expires unexercised, the Fund will experience a loss in the amount of the premium it paid. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns, and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price. If a call option that the Fund has sold is unexercised, the Fund will experience a gain or loss from the sale of the underlying instrument.
  Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Equity swaps are subject to equity investments risk, liquidity risk and counterparty risk. Interest rate swaps, total return swaps, cross-currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition to these risks, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations. In addition, currency swaps are subject to currency risk, commodities swaps are subject to commodities risk, and credit default swaps are subject to the risks associated with the purchase and sale of credit protection.
  Warrants. Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. The market for warrants may be very limited at times, and there may not be a liquid secondary market for warrants.
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
  Investing in Developed Countries Risk. The Fund's investment in a developed country issuer may subject the fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund's return, or create a loss.
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund's trading activity over a one-year period. High portfolio turnover could increase the Fund's transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.
High Yield Securities Risk
Exposure to high yield, below investment-grade securities (commonly referred to as "junk bonds") generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High yield securities are considered to be speculative with respect to an issuer's ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.
Interest Rate Risk
The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities or derivatives are also affected by their duration. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Leverage Risk
The Fund's use of derivative instruments, repurchase agreements and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset or class of assets and may cause the Fund's NAV to be volatile.
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.
Market Direction Risk
Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" fund. The Fund's results could suffer both when there is a general market advance and the Fund holds significant "short" positions, and when there is a general market decline and the Fund holds significant "long" positions.
Market Risk
In recent periods, fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom's vote to leave the European Union, the risk of a "trade war" between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.
In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.
Model and Data Risk
The sub-advisor relies heavily on proprietary trading models ("Models") and both proprietary and third party provided data ("Data"), rather than granting trade-by-trade discretion to the sub-advisor's investment professionals. In combination, Models and Data are used to construct investment decisions, to value both current and potential investments, to provide risk management insights and to assist in hedging the Fund's positions and investments.
Models and Data are known to have errors, omissions, imperfections and malfunctions (collectively, "System Events").
The investment manager seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, use of independent safeguards in the overall portfolio management process and often in the software code itself.
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.
Obsolescence Risk
The Fund is unlikely to be successful in the deployment of its quantitative investment strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the Models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the Models accordingly, major losses may result — all of which will be borne by the Fund.
Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds and exchange-traded funds ("ETFs"). To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk. To the extent the Fund invests in ETFs that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, the Fund would be subject to the risks associated with the underlying investments held by the ETF or the index fluctuations to which the ETF is subject. Because ETFs are listed on an exchange, they may be subject to trading halts, may trade at a discount or premium to their net asset value ("NAV") and may not be liquid. ETF shares may trade at a premium or discount to their NAV. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.
Quantitative Strategy Risk
The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.
Repurchase Agreement Risk
The use of repurchase agreements involves counterparty risk and credit risk. The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent and subject to liquidation, which may affect the Fund's right to control the collateral.
Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund's exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program.
Risk of Programming and Modeling Error
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. The programs may not react as expected to market events resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund.
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including short sales and investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to maintain cash or other liquid securities in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.
Short Position Risk
The Fund's losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it may amplify changes in the Fund's NAV since it may increase the exposure of the Fund to certain markets.
Sovereign and Quasi-Sovereign Debt Risk
The Fund normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country's economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved.
The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund's performance.
Tax Risk
To qualify as a "regulated investment company" under Subchapter M ("RIC"), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from "qualifying income," which is described in more detail in the "Tax Information" section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.
The Internal Revenue Service ("IRS") issued a large number of private letter rulings ("PLRs") (which the Fund may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a "controlled foreign corporation" or "CFC") (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See "Tax Information" in the SAI for further information regarding RIC's federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund's commodity-linked investments and income from the Subsidiary may be materially adversely affected further by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund's taxable income and/or net capital gains and, therefore, the distributions the Fund makes.
Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, Data and Models to implement its execution strategies and algorithms. The sub-advisor's investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor's proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction causing severe losses. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events and disruptions and execution system issues.
U.S. Government Securities and Government-Sponsored Enterprises Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), the Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Bank ("FHLB"), Federal Farm Credit Bank ("FFCB"), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.
Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or which may become illiquid.
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV to experience significant increases or declines in value over short periods of time.

 Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index, which is the Fund's benchmark index. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 Calendar year total returns for Investor Class Shares. Year Ended 12/31

Highest Quarterly Return: 5.58% 3rd Quarter 2015 1/1/2015 through 12/31/2018 Lowest Quarterly Return: -6.35% 2nd Quarter 2015 1/1/2015 through 12/31/2018
 Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - (American Beacon AHL Managed Futures Strategy Fund℠)	Inception Date of Class	1 Year	Since Inception
Investor Class	Aug. 19, 2014	2.15%	3.97%
Investor Class | Returns After Taxes on Distributions	Aug. 19, 2014	1.55%	2.88%
Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares	Aug. 19, 2014	1.27%	2.65%
Class A	Aug. 19, 2014	(3.71%)	2.56%
Class C	Aug. 19, 2014	0.40%	3.20%
Class Y	Aug. 19, 2014	2.47%	4.29%
Institutional Class	Aug. 19, 2014	2.52%	4.38%
ICE BofAML 3-Month U.S. Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)		1.88%	0.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.

(American Beacon AHL TargetRisk Fund℠)
 Investment Objective
The Fund's investment objective is capital growth.
 Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 30 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 39 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers". Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

 Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (American Beacon AHL TargetRisk Fund℠)	Class A		Class C	Class Y	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (American Beacon AHL TargetRisk Fund℠)		Class A	Class C	Class Y	Institutional Class	Investor Class
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses	[1]	1.28%	1.28%	1.23%	1.13%	1.51%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.44%	3.19%	2.14%	2.04%	2.42%
Fee Waiver and/or expense reimbursement	[2]	(0.99%)	(0.99%)	(0.99%)	(0.99%)	(0.99%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement		1.45%	2.20%	1.15%	1.05%	1.43%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
[2]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through April 30, 2020 to the extent that Total Annual Fund Operating Expenses exceed 1.44% for the A Class, 2.19% for the C Class, 1.14% for the Y Class, 1.04% for the Institutional Class and 1.42% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (American Beacon AHL TargetRisk Fund℠) - USD ($)	1 Year	3 Years
Class A	714	1,203
Class C	323	891
Class Y	117	574
Institutional Class	107	544
Investor Class	146	660

Assuming no redemption of shares:
Expense Example, No Redemption - (American Beacon AHL TargetRisk Fund℠)	1 Year	3 Years
Class C | USD ($)	223	891

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the Fund's most recent fiscal year is not provided because the Fund did not invest in any long-term securities during the reporting period.

 Principal Investment Strategies
The Fund seeks to achieve its investment objective by allocating all or substantially all of its assets across equities, bonds (including inflation index-linked bonds), interest rates, corporate credit, and commodities primarily through derivative instruments. The Fund implements its strategy by utilizing a proprietary quantitative model, which is designed to provide a stable level of volatility regardless of market conditions.
The Fund invests primarily in futures (including bond futures), swaps (including credit default swaps, total return swaps, and commodity swaps) and forward contracts, but also may invest in other types of derivative instruments. The Fund uses derivative instruments to enhance total return, to manage certain investment risks or to substitute for the purchase or sale of the underlying securities, and to hedge against currency exchange rates. In connection with the Fund's use of derivatives, the Fund also holds significant amounts of U.S. Treasury securities, or short-term investments, including money market funds, cash and time deposits in order to meet applicable asset coverage requirements under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's use of derivatives will have the economic effect of financial leverage. The Fund's investments are generally made without restriction as to issuer market capitalization, country, currency, maturity or credit rating. The Fund may invest in derivatives instruments that provide exposure to below investment grade securities, which are commonly referred to as "junk bonds" and to issuers in the U.S. and foreign developed and emerging markets. The Fund may invest directly in government obligations and repurchase agreements, as well as securities denominated in non-U.S. currencies.
The sub-advisor's strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (a mathematical model) to scale positions based on the net asset value ("NAV") of the Fund. The algorithm measures the degree of volatility in a particular market. If the market is turbulent, and returns are volatile, the algorithm will reduce exposure. Conversely, it will increase exposure if the market is calm. This technique is called 'volatility scaling' and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of return which is stable through time. The Fund has set an annualized volatility target of 10% of its NAV. Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.
In addition to the volatility scaling described above, the strategy utilizes additional systematic overlays to control downside risk. The first of these is a momentum overlay, which uses past price behavior to identify periods when a market is in a downtrend. The strategy uses this information to scale down positions depending upon the strength of that trend, thereby reducing risk in falling markets. The second is a volatility switching mechanism, which reacts quickly to spikes in volatility by using a formula that is designed to minimize market transactions during periods of low volatility and increase market transactions during periods of heightened market volatility in order to maintain the Fund's target level of volatility. Volatility switching is used to react more dynamically to market events. The third uses intraday data to identify dangerous environments in which fixed income assets no longer act as a hedge to equities and other assets. The combination of these overlays aims to reduce losses and improve risk-adjusted returns.
The Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the "Subsidiary"). Generally, the Subsidiary invests primarily in commodity swaps, but it may also invest in financial futures and forwards, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to "regulated investment companies." Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary and the Fund, in the aggregate, comply with applicable Investment Company Act asset coverage requirements with respect to their total investments in commodity-linked derivatives. In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a "regulated investment company" under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended ("Subchapter M"). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The Fund's holdings may be frequently adjusted to reflect the sub-advisor's assessment of changing risks, which could result in high portfolio turnover.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

 Principal Risks
There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund, which are described in alphabetical order and not in order of importance or potential exposure, are:
Allocation Risk
The sub-advisor's judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund's performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.
Asset Selection Risk
Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor's investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
Commodities Risk
The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund's investments in commodity-related instruments may lead to losses in excess of the Fund's investment in such products. Such losses can significantly and adversely affect the NAV per share of the Fund and, consequently, a shareholder's interest in the Fund.
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.
Credit Risk
The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as "junk bonds."). Since the Fund can invest significantly in high yield investments considered speculative in nature, this risk may be substantial.
Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers, and the ability of the sub-advisor to outperform other funds is dependent on their ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models the Fund's investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.
Currency Risk
The Fund may have exposure to foreign currencies by making investments in securities denominated in non-U.S. currencies or by purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, and swaps for cross-currency transactions. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives market and potential changes in the regulation of funds using derivative instruments could limit the Fund's ability to pursue its investment strategies. In addition, the Fund's investments in derivatives are subject to the following risks:
  Futures and Forward Contracts Risk. Futures and forward contracts are derivative instruments pursuant to a contract where the parties agree to fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may be an imperfect correlation between the movement in the prices of futures contracts and the value of the underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Forward currency transactions and forward currency contracts include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates. The Fund could suffer a loss if interest rates rise after the Fund has purchased an interest rate futures contract or fall after the Fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose the Fund to potential losses if interest rates do not move as expected.
  Swap Agreements Risk. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Equity swaps are subject to equity investments risk, liquidity risk and counterparty risk. Total return swaps, credit default swaps, cross-currency swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition to these risks, total return swaps are subject to market risk and interest rate risk if the underlying securities are bonds or other debt obligations. In addition, currency swaps are subject to currency risk, commodities swaps are subject to commodities risk, and credit default swaps are subject to the risks associated with the purchase and sale of credit protection.
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund's return, or create a loss.
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund's trading activity over a one-year period. High portfolio turnover could increase the Fund's transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.
High Yield Securities Risk
Exposure to high yield, below investment-grade securities (commonly referred to as "junk bonds") generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High yield securities are considered to be speculative with respect to an issuer's ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.
Inflation Index-Linked Securities Risk
Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation index-linked security provides interest payments that vary as the principal and/or interest, are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the reference index. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For inflation index-linked securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation index-linked securities is expected to change in response to real interest rates. The price of an inflation index-linked security generally falls when real interest rates rise and rises when real interest rates fall.
Interest Rate Risk
The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities or derivatives are also affected by their duration. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Leverage Risk
The Fund's use of derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset or class of assets and may cause the Fund's NAV per share to be volatile.
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.
Market Risk
In recent periods, fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom's vote to leave the European Union, the risk of a "trade war" between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.
In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.
Model and Data Risk
The sub-advisor relies heavily on proprietary trading models ("Models") and both proprietary and third party provided data ("Data"), rather than granting trade-by-trade discretion to the sub-advisor's investment professionals. In combination, Models and Data are used to construct investment decisions, to value both current and potential investments, to provide risk management insights and to assist in hedging the Fund's positions and investments.
Models and Data are known to have errors, omissions, imperfections and malfunctions (collectively, "System Events").
The investment manager seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, use of independent safeguards in the overall portfolio management process and often in the software code itself.
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.
Obsolescence Risk
The Fund is unlikely to be successful in the deployment of its quantitative investment strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the Models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the Models accordingly, major losses may result — all of which will be borne by the Fund.
Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk.
Quantitative Strategy Risk
The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.
Repurchase Agreement Risk
The use of repurchase agreements involves counterparty risk and credit risk. The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent and subject to liquidation, which may affect the Fund's right to control the collateral.
Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund's exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program.
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to maintain cash or other liquid securities in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.
Sovereign and Quasi-Sovereign Debt Risk
Sovereign or quasi-sovereign debt securities are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country's economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved.
The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund's performance.
Tax Risk
To qualify as a "regulated investment company" under Subchapter M ("RIC"), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from "qualifying income," which is described in more detail in the "Tax Information" section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.
The Internal Revenue Service ("IRS") issued a large number of private letter rulings ("PLRs") (which the Fund may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a "controlled foreign corporation" or "CFC") (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See "Tax Information" in the SAI for further information regarding RIC's federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund's commodity-linked investments and income from the Subsidiary may be materially adversely affected further by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund's taxable income and/or net capital gains and, therefore, the distributions the Fund makes.
Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, Data and Models to implement its execution strategies and algorithms. The sub-advisor's investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor's proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction causing severe losses. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events and disruptions and execution system issues.
U.S. Government Securities and Government-Sponsored Enterprises Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), the Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Bank ("FHLB"), Federal Farm Credit Bank ("FFCB"), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.
Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV to experience significant increases or declines in value over short periods of time.

 Fund Performance
Performance information for the Fund is not provided because the Fund has not been in operation for a full calendar year.